LEASES - Maturities Under Prior Guidance (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 17,348
2020	6,682
2021	550
2022	181
2023	41
Thereafter	0
Total	$ 24,802